Revenue	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
As of December 31, 2023, 2022 and 2021, the revenues were as follows:
A.    Revenue disaggregation

For the year ended December 31,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	296,391,618	—	—	173,219,736	134,750,470	—	2,266,722	606,628,546
Other	79,526,182		—	—	—	12,068,575	—	174,843	91,769,600
Europe	63,582,520		—	—	—	5,571,102	—	—	69,153,622
Local	171,028		751,357,961	1,380,704	—	182,914,436	856	16,537,444	952,362,429
Incentive for automotive fuels (2)	—		23,421	—	—	—	—	—	23,421
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	1,719,937,618
2022
United States	Ps.	370,279,490	—	—	238,940,945	237,373,418	—	1,573,151	848,167,004
Other	137,931,414		—	—	—	6,861,495	—	3,656,343	148,449,252
Europe	72,285,406		—	—	—	4,953,641	—	—	77,239,047
Local	312,637		1,096,148,409	1,582,712	—	87,349,368	867	12,275,057	1,197,669,050
Incentive for automotive fuels (2)	—		111,863,956	—	—	—	—	—	111,863,956
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
United States	Ps.	258,726,545	—	—	—	240,012,752	—	4,619,666	503,358,963
Other	141,904,248		—	—	—	13,141,852	—	1,124,425	156,170,525
Europe	67,589,171		—	—	—	1,422,317	—	—	69,011,488
Local	374,882		705,135,235	2,949,047	—	51,273,979	1,700	7,352,801	767,087,644
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
Major products and services
2023
Crude oil	Ps.	439,500,320	—	—	—	9,640,797	—	—	449,141,117
Gas	140,303		63,518,907	—	4,170,270	31,402,341	—	—	99,231,821
Refined petroleum products	—		678,384,156	—	1,350,729	292,288,972	—	—	972,023,857
Incentive for automotive fuels (2)	—		23,421	—	—	—	—	—	23,421
Other	—		9,133,638	—	167,698,486	63,985	—	18,925,352	195,821,461
Services	30,725		321,260	1,380,704	251	1,908,488	856	53,657	3,695,941
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	1,719,937,618
2022
Crude oil	Ps.	580,496,310	—	—	—	3,244,632	—	—	583,740,942
Gas	226,289		122,981,393	—	12,419,661	104,994,293	—	—	240,621,636
Refined petroleum products	—		959,816,508	—	210,402,816	225,508,913	—	—	1,395,728,237
Incentive for automotive fuels (2)	—		111,863,956	—	—	—	—	—	111,863,956
Other	—		12,254,413	—	15,687,956	617,009	—	17,488,810	46,048,188
Services	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	5,385,350
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Crude oil	Ps.	468,219,964	—	—	—	—	—	—	468,219,964
Gas	197,275		112,906,272	—	—	76,144,006	—	—	189,247,553
Refined petroleum products	—		572,490,831	—	—	221,990,729	—	—	794,481,560
Other	—		19,227,133	—	—	6,401,982	—	13,077,187	38,706,302
Services	177,607		510,999	2,949,047	—	1,314,183	1,700	19,705	4,973,241
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	439,640,623	727,928,413	1,380,704	173,219,486	333,396,095	—	18,925,352	1,694,490,673
Products and services transferred over the time	30,725		23,452,969	—	250	1,908,488	856	53,657	25,446,945
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	1,719,937,618
2022
Products transferred at a point in time	Ps.	580,722,599	1,150,738,488	1,582,712	238,510,433	334,364,846	—	17,488,810	2,323,407,888
Products and services transferred over the time	86,348		57,273,877	—	430,512	2,173,076	867	15,741	59,980,421
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Products transferred at a point in time	Ps.	468,417,239	651,854,339	2,949,047	—	304,536,717	—	13,077,187	1,440,834,529
Products and services transferred over the time	177,607		53,280,896	—	—	1,314,183	1,700	19,705	54,794,091
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels, see Note 3-S and Note 7-E below.

Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.    Accounts receivable in the statement of financial position
As of December 31, 2023 and 2022, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 111,394,431 and Ps. 107,117,145, respectively (see Note 10). As of December 31, 2023 and 2022, advance of customers was Ps. 34,114,306 and Ps. 39,465,014, respectively of which Ps. 1,671,631 and Ps. 4,530,614, respectively, were recognized as revenue.
C.    Practical expedients
i.    Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.
ii.    Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.
D.    Notable External Events
Armed conflict and related destabilization of world energy markets

The prices of oil and natural gas remain extremely volatile as a result of ongoing armed conflicts, including the military conflict involving Russia and Ukraine, the conflict in Gaza and disruptions to shipping operations in the Red Sea. PEMEX’s revenues and profitability are heavily dependent on the prices it receives from sales of oil and natural gas. Oil prices are particularly sensitive to actual and perceived threats to global political stability and to changes in production from OPEC and OPEC+ member states and other oil-producing nations. Destabilization of global oil and gas prices could reduce PEMEX’s sales and adversely affect its results and profitability. Oil and gas prices have, on average, decreased and may continue to decrease based on factors beyond PEMEX’s control, including geopolitical events.

During 2023, the price of the Mexican crude oil export mix decreased by U.S.$20.76 or 23.5%, from U.S.$88.41 per barrel in 2022 to U.S.$67.65 per barrel in 2023, which was reflected in the decrease in the value of PEMEX’s revenues.

Total revenues decreased by 27.8% or Ps. 663,450,691 in 2023, from Ps. 2,383,388,309 in 2022 to Ps. 1,719,937,618 in 2023, mainly due to decreases in the sales prices of gasoline, diesel, fuel oil, jet fuel, natural gas and natural gas liquids.

During 2022, the price of the Mexican crude oil export mix increased by U.S.$22.56 or 34.3%, from U.S.$65.85 per barrel in 2021 to U.S.$88.41 per barrel in 2022, which was reflected in the increase in the value of PEMEX’s revenues.
E. The Automotive Incentive

On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which gasoline is traded in the domestic market, effective until December 31, 2024. For the years ended December 31, 2023 and 2022, this complementary incentive amounted Ps. 23,421 and 111,863,956 respectively, which is included as a separate line item in total sales in the Statement of Comprehensive Income (see Note 3-S).